SIGNIFICANT ACCOUNTING POLICIES - Advertising costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Advertising expenses	¥ 187	¥ 6,596	¥ 6,702